Group Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets
Application of new accounting standards
Schedule of adjustments due to initial application of standards

		Measurement			Carrying
		category			amounts
	Original	New	Original	New	Difference
	(IAS 39)	(IFRS 9)	$m	$m	$m
Non-current financial assets
Other investments
Equity securities[1]	Available for sale	FVOCI	933	933	–
Derivative financial instruments	Held for trading	FVPL	504	504	–
Other receivables	Amortised cost	Amortised cost	489	489	–
Current financial assets
Trade and other receivables
Trade receivables - not subject to factoring	Amortised cost	Amortised cost	2,475	2,475	–
Trade receivables - subject to factoring[2]	Amortised cost	FVOCI	327	327	–
Other receivables	Amortised cost	Amortised cost	949	949	–
Other investments
Equity securities and bonds[3]	Available for sale	FVPL	1,150	1,150	–
Fixed Deposits	Amortised cost	Amortised cost	80	80	–
Derivative financial instruments	Held for trading	FVPL	28	28	–
Cash and cash equivalents
Cash at bank and in hand	Amortised cost	Amortised cost	784	784	–
Short-term deposits excluding money market funds	Amortised cost	Amortised cost	1,391	1,391	–
Money market funds[4]	Amortised cost	FVPL	1,149	1,149	–
Current financial liabilities
Derivative financial instruments	Held for trading	FVPL	(24)	(24)	–
Non-current financial liabilities
Derivative financial instruments	Held for trading	FVPL	(4)	(4)	–
1

Equity securities investments reclassified from available to sale to assets at fair value through Other comprehensive income. These are strategic investments held directly in other pharmaceutical and biotech companies.

2

Trade receivables that are subject to debt factoring arrangements were held at amortised cost under IAS 39. Under IFRS 9 these receivables are held under the ‘hold to collect and sell’ business model at fair value through other comprehensive income, however their carrying value and their fair value are considered to be materially the same.

3

Equity security investments reclassified from available to sale to assets at fair value through profit or loss. These are primarily short-term assets invested as part of our cash management strategy to maximise gains on our liquid resources.

4

Money market funds – the Group is invested in constant net asset value funds where liquidity is offered with same day access for subscription and redemption. Because they fail the ‘solely payments of principal and interest’ test criteria under IFRS 9 they are measured at fair value through profit or loss, although the fair value is materially the same as amortised cost.

Financial liabilities
Application of new accounting standards
Schedule of adjustments due to initial application of standards

		Measurement			Carrying
		category			amounts
	Original	New	Original	New	Difference
	(IAS 39)	(IFRS 9)	$m	$m	$m
Non-current financial assets
Other investments
Equity securities[1]	Available for sale	FVOCI	933	933	–
Derivative financial instruments	Held for trading	FVPL	504	504	–
Other receivables	Amortised cost	Amortised cost	489	489	–
Current financial assets
Trade and other receivables
Trade receivables - not subject to factoring	Amortised cost	Amortised cost	2,475	2,475	–
Trade receivables - subject to factoring[2]	Amortised cost	FVOCI	327	327	–
Other receivables	Amortised cost	Amortised cost	949	949	–
Other investments
Equity securities and bonds[3]	Available for sale	FVPL	1,150	1,150	–
Fixed Deposits	Amortised cost	Amortised cost	80	80	–
Derivative financial instruments	Held for trading	FVPL	28	28	–
Cash and cash equivalents
Cash at bank and in hand	Amortised cost	Amortised cost	784	784	–
Short-term deposits excluding money market funds	Amortised cost	Amortised cost	1,391	1,391	–
Money market funds[4]	Amortised cost	FVPL	1,149	1,149	–
Current financial liabilities
Derivative financial instruments	Held for trading	FVPL	(24)	(24)	–
Non-current financial liabilities
Derivative financial instruments	Held for trading	FVPL	(4)	(4)	–
1

Equity securities investments reclassified from available to sale to assets at fair value through Other comprehensive income. These are strategic investments held directly in other pharmaceutical and biotech companies.

2

Trade receivables that are subject to debt factoring arrangements were held at amortised cost under IAS 39. Under IFRS 9 these receivables are held under the ‘hold to collect and sell’ business model at fair value through other comprehensive income, however their carrying value and their fair value are considered to be materially the same.

3

Equity security investments reclassified from available to sale to assets at fair value through profit or loss. These are primarily short-term assets invested as part of our cash management strategy to maximise gains on our liquid resources.

4

Money market funds – the Group is invested in constant net asset value funds where liquidity is offered with same day access for subscription and redemption. Because they fail the ‘solely payments of principal and interest’ test criteria under IFRS 9 they are measured at fair value through profit or loss, although the fair value is materially the same as amortised cost.